Investment in Equity-Accounted Associate (Tables)	12 Months Ended
Jun. 30, 2025
Investment in Equity-Accounted Associate [Abstract]
Schedule of Investment in Equity-Accounted Associate
	30 June 2025 $	30 June 2024 $
Investments in associates	350,068	343,239

Schedule of Investment Details
	30 June 2025	30 June 2024
Percentage held at reporting date – EV Resources (i)	20%	20%

(i)	The Group holds a 20% interest in EV Resources GmbH, the holder of the Weinebene and Eastern Alps Projects which lies 20km to the east of the Wolfsberg Project.

Schedule of Movement in the Carrying Amount of the Investment in Associates
	30 June 2025 $	30 June 2024 $
Balance at beginning of year	343,239	-
Initial investment	-	345,502
Share of net income/(losses) recognised during the year	6,829	(2,263)
Balance at end of year	350,068	343,239

Schedule of EV Resources GmbH
	30 June 2025 $	30 June 2024 $
Current assets	9,054	3,415
Non-current assets	343,337	300,384
Current liabilities	(458,052)	(431,372)
Non-current liabilities	-	-
Equity	105,662	127,573

Schedule of EV Resources GmbH Contingent Liabilities, Capital Commitments

EV Resources GmbH has no contingent liabilities, capital commitments or bank guarantees on issue as at 30 June 2025.

	30 June 2025 $	30 June 2024 $
Revenue and other income	-	-
Depreciation	-	-
Loss before tax	34,145	(11,315)
Income tax expense	-	-
Loss for the year	34,145	(11,315)
Total comprehensive (loss) for the year	-	-
Group’s share of (loss) for the year	6,829	(2,263)